Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Exchange Rates Used to Translate Amounts in Canadian Dollars into USD for Purposes of Preparing Financial Statements

As of September 30, 2014 and the nine months then ended, December 31, 2013 and the year then ended and September 30, 2013 and the nine months then ended, the exchange rates used to translate amounts in Canadian dollars into USD for the purposes of preparing the financial statements were as follows:

	September 30, 2014	December 31, 2013	September 30, 2013
Exchange rate on balance sheet dates
USD : CAD$ exchange rate	0.8962	0.9349	.9698

Average exchange rate for the period
USD : CAD$ exchange rate	0.9144	0.9711	.9764

As of December 31, 2013 and 2012, the exchange rates used to translate amounts in Canadian dollars into USD for the purposes of preparing the financial statements were as follows:

	2013	2012
Exchange rate on balance sheet dates
USD : CAD$ exchange rate	0.9349	1.0031

Average exchange rate for the period
USD : CAD$ exchange rate	0.9711	1.0002